Summary of Lease Cost and Cash Flows Arising From Operating Leases, Weighted Average Remaining Lease Term and Weighted Average Discount Rate (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease cost
Operating lease cost	$ 476
Sublease income	(24)
Total lease cost	452
Other information
Operating cash flows from operating leases	406
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 70
Weighted-average remaining lease term - operating lease	101 months
Weighted-average discount rate – operating lease	6.75%